Cover	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-40201
Entity Registrant Name	BPGC ACQUISITION CORP.
Entity Central Index Key	0001841610
Entity Tax Identification Number	95-1578557
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1177 Avenue of the Americas
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(347)
Local Phone Number	439-6664
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false